LEASES - Operating Lease Liabilities Payments Due (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Maturity of operating lease liabilities at the end of the year
Less than 1 year	¥ 15,557		¥ 18,976
1-2 year	13,389		4,445
2-3 year	11,483		821
3-4 year	2,482
Subtotal	42,911		24,242
Less: imputed interest	2,146		594
Present value of operating lease liabilities	¥ 40,765	$ 5,585	¥ 23,648